Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
20.

PROPERTY,

PLANT AND EQUIPMENT
PP&E consisted of the following regulated and non-regulated assets:

As at December 31 December 31
millions of dollars

Estimated useful life 2023 2022
Generation 3

to
131 $

13,500 $

13,083
Transmission 10

to
80

2,835

2,731
Distribution 4

to
80

7,417

6,978
Gas transmission and distribution 6

to
92

5,536

5,061
General plant and other

(1)
2

to
71

2,985

2,723
Total cost

32,273

30,576
Less: Accumulated depreciation
(1)
(9,994) (9,574)

22,279

21,002
Construction work in progress
(1)

2,097

1,994
Net book value $

24,376 $

22,996
(1) SeaCoast owns a 50 % undivided ownership interest in a jointly owned 26 -mile pipeline lateral located in Florida, which went into service in 2020. At December 31, 2023, SeaCoast’s share of plant in service was $ 27 million USD (2022 – $
27

million USD), and
accumulated depreciation of $ 2

million USD (2022 – $
1

million USD). SeaCoast’s undivided ownership interest is financed with its funds and all operations are accounted for as if such participating interest were a wholly owned facility.

SeaCoast’s share of direct
expenses of the jointly owned pipeline is included in "OM&G" in the Consolidated Statements of Income.